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<FILENAME>vantis 13F 2Q 2002.txt
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                            UNITED STATES
	            SECURITIES AND EXCHANGE COMMISSION
	                 WASHINGTON, D.C.  20549

	                      FORM 13F

	                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
						-----------------

Check here if Amendment [  ]; Amendment Number:
						------------------------
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Vantis Capital Management LLC
		-----------------------------------------------------
Address: 	725 S. Figueroa Street, Suite 900
		-----------------------------------------------------
		Los Angeles, CA  90017
		-----------------------------------------------------


13F File Number:  28-10036
		     --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Erick Penarrieta
	-------------------------------------------------
Title:	Controller
	-------------------------------------------------
Phone:	(213) 817-2209
	-------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Erick Penarrieta    		Los Angeles, CA     	7/31/2002
-----------------------			----------------	-----------
	[Signature]			[City, State]		   [Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	13F File Number		Name

	28-
	   --------------	-----------------------
	[Repeat as necessary.]

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	                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0
					------------------

Form 13F Information Table Entry Total:	28
					------------------

Form 13F Information Table Value Total:	284,176
					------------------
						(thousands)


List of Other Included Managers:	NONE


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.		13F File Number		Name

			28-
	-----		   --------------	-------------------

	[Repeat as necessary.]

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




  COLUMN 1        	           COLUMN 2    COLUMN 3  COLUMN 4  COLUMN 5     COLUMN 6
-----------------------------------------------------------------------------------------
	                                          	  VALUE   SHRS OR      INVESTMENT
NAME OF ISSUER          	TITLE OF CLASS   CUSIP   (x$1000) PRN AMT      DISCRETION
-----------------------------------------------------------------------------------------
CDW COMPUTER CENTERS INC.	     COM     125129106   5,187    110,800	110,800


CENTEX CORPORATION		     COM     152312104   6,132    106,100	106,100


CITIGROUP INC 			     COM     172967101   13,273   342,530	342,530


CLEAR CHANNEL COMM.		     COM     184502102    4,803   150,000	150,000


COACH INC			     COM     189754104   11,526   209,950	209,950


CONCORD EFS INC			     COM     206197105   14,094   467,610	467,610


COSTCO WHSL CORP (NEW)		     COM     22160K105   12,958   335,515	335,515


D R HORTON INC			     COM     23331A109    7,143   274,400	274,400


ELECTRONIC ARTS			     COM     285512109   14,841   224,700	224,700


EXTENDED STAY AMERICA		     COM     30224P101    6,114   376,950	376,950


GAP INC.			     COM     364760108    9,794   689,750	689,750


GILLETTE COMPANY		     COM     375766102   12,332   364,100	364,100


GOLDMAN SACHS			     COM     38141G104    6,356    86,650	 86,650


INTUIT INC.			     COM     461202103   10,133   203,800	203,800


JOHNSON & JOHNSON		     COM     478160104   13,834   264,711	264,711


LENNAR CORP.			     COM     526057104   13,525   221,000	221,000


ELI LILLY & COMPANY		     COM     532457108    8,604   152,550	152,550


LINCARE HOLDINGS INC		     COM     532791100    8,537   264,300	264,300


MICROSOFT CORP			     COM     594918104   13,997   255,885	255,885


MOODY'S CORP			     COM     615369105   10,865   218,400	218,400


NOVELLUS SYSTEMS		     COM     670008101    6,919   203,500	203,500


PATTERSON DENTAL CO		     COM     703412106   10,499   208,600	208,600


REGAL ENTERTAINMENT GROUP - A	     COM     758766109    5,678   243,500	243,500


TARGET CORP			     COM     87612E106   10,916   286,500	286,500


TEXAS INSTRUMENTS INC		     COM     882508104    8,713   367,650	367,650


UNIVISION COMMUNICATIONS INC	     COM     914906102   12,720   405,100	405,100


VIACOM INC - CL B		     COM     925524308    9,794   220,737	220,737


WASHINGTON MUTUAL INC		     COM     939322103   14,889   401,200	401,200



Column Totals						284,176

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  COLUMN 1        	                COLUMN 7         	   COLUMN 8
-----------------------------------------------------------------------------------------------
	                                 OTHER        	        VOTING AUTHORITY
NAME OF ISSUER          	  	MANAGERS 	     SOLE    SHARED    NONE
-----------------------------------------------------------------------------------------------

CDW COMPUTER CENTERS INC.      	     			110,800

CENTEX CORPORATION		     			106,100

CITIGROUP INC. 			    			342,530

CLEAR CHANNEL COMM		     			150,000

COACH INC.			     			209,950

CONCORD EFS INC			     			467,610

COSTCO WHSL CORP (NEW)		     			335,515

D R HORTON INC			   			274,400

ELECTRONIC ARTS			     			224,700

EXTENDED STAY AMERICA		    			376,950

GAP INC.			     			689,750

GILLETTE COMPANY		     			364,100

GOLDMAN SACHS			     			 86,650

INTUIT INC.			     			203,800

JOHNSON & JOHNSON		   			264,711

LENNAR CORP.			     			221,000

ELI LILLY & COMPANY		     			152,550

LINCARE HOLDINGS INC		     			264,300

MICROSOFT CORP			     			255,885

MOODY'S CORP			     			218,400

NOVELLUS SYSTEMS		    			203,500

PATTERSON DENTAL CO		     			208,600

REGAL ENTERTAINMENT GROUP - A	     			243,500

TARGET CORP			    			286,500

TEXAS INSTRUMENTS INC.					367,650

UNIVISION COMMUNICATIONS INC	     			405,100

VIACOM INC - CL B		     			220,737

WASHINGTON MUTUAL INC		    			401,200



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